Segment and geographic information - Major Components of Income (Loss) Before Income Taxes in "Other" (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Segment Reporting Information [Line Items]
Total	¥ 71,413		¥ 67,896		¥ 119,590		¥ 173,951
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain related to economic hedging transactions	2,169		(1,667)		9,088		5,706
Realized gain on investments in equity securities held for operating purposes	292		0		3,145		688
Equity in earnings of affiliates	7,963		8,884		11,462		14,227
Corporate items	(8,389)		(8,701)		(11,482)		(21,045)
Other	499	[1]	(2,033)	[1]	(7,125)	[1]	(10,071)	[1]
Total	¥ 2,534		¥ (3,517)		¥ 5,088		¥ (10,495)

[1]	Includes the impact of Nomura's own creditworthiness.